AMERICAN CENTURY MUTUAL FUNDS, INC.

                              PROSPECTUS SUPPLEMENT

                               Benham Cash Reserve

                         Investor Class * Advisor Class

                        SUPPLEMENT DATED FEBRUARY 1, 1998
                         Prospectus dated March 1, 1997

THE TABLE FOUND ON PAGE 4 OF THE INVESTOR CLASS PROSPECTUS IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

                                                                    Cash Reserve
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .........................          none

Maximum Sales Load Imposed on Reinvested Dividends ..............          none

Deferred Sales Load .............................................          none

Redemption Fee(1) ...............................................          none

Exchange Fee ....................................................          none

ANNUAL OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(2) ..............................................          0.50%

12b-1 Fees ......................................................          none

Other Expenses(3) ...............................................          0.00%

Total Fund Operating Expenses(2) ................................          0.50%


EXAMPLE:

You would pay the following expenses on a $1,000               1 year        $6
investment, assuming a 5% annual return and                    3 years       19
redemption at the end of each time period:                     5 years       33
                                                              10 years       75

(1)  Redemption proceeds sent by wire are subject to a $10 processing charge.

(2) Effective February 1, 1998, the manager has voluntarily agreed to temporarily waive 0.10% of the management fee for the fund until May 31, 1998. On June 1, 1998, the annual unified management fee and total fund operating expenses will revert to 0.60%.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than .01 of 1% of average net assets for the most recent fiscal year.



THE TABLE FOUND ON PAGE 4 OF THE ADVISOR CLASS PROSPECTUS IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

                                                                    Cash Reserve

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .........................          none

Maximum Sales Load Imposed on Reinvested Dividends ..............          none

Deferred Sales Load .............................................          none

Redemption Fee ..................................................          none

Exchange Fee ....................................................          none

ANNUAL OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(1) ..............................................          0.25%

12b-1 Fees(2) ...................................................          0.50%

Other Expenses(3) ...............................................          0.00%

Total Fund Operating Expenses(1) ................................          0.75%


EXAMPLE:

You would pay the following expenses on a $1,000               1 year        $9
investment, assuming a 5% annual return and                    3 years       27
redemption at the end of each time period:                     5 years       47
                                                              10 years      105

(1) Effective February 1, 1998, the manager has voluntarily agreed to temporarily waive 0.10% of the management fee for the fund until May 31, 1998. On June 1, 1998, the annual unified management fee will revert to 0.35% and total fund operating expenses will revert to 0.85%.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 14.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were less than 0.01 of 1% of average net assets for the most recent fiscal year


THE FOLLOWING DISCLOSURE REPLACES THE PARAGRAPH UNDER THE HEADING "PORTFOLIO LENDING" FOUND ON PAGE 7 OF EACH PROSPECTUS.

    In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AFTER THE SECTION "RULE 144A SECURITIES" FOUND ON PAGE 8 OF THE INVESTOR AND ADVISOR CLASS PROSPECTUSES.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Cash Reserve will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE SECOND PARAGRAPH UNDER THE HEADING "AMERICAN CENTURY INVESTMENTS" FOUND ON PAGE 10 OF THE INVESTOR CLASS PROSPECTUS AND AS THE LAST PARAGRAPH UNDER THE HEADING "HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS" FOUND ON PAGE 10 OF THE ADVISOR CLASS PROSPECTUS.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements are desired, please call us.


THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 16 OF THE INVESTOR CLASS PROSPECTUS AND PAGE 11 OF THE ADVISOR CLASS PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


THE SECOND PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGEMENT," FOUND ON PAGE 17 OF THE INVESTOR CLASS PROSPECTUS AND PAGE 12 OF THE ADVISOR CLASS PROSPECTUS IS DELETED.

THE FOLLOWING DISCLOSURE REPLACES THE FIFTH AND SIXTH PARAGRAPHS UNDER THE HEADING "INVESTMENT MANAGEMENT" FOUND ON PAGE 18 OF THE INVESTOR CLASS PROSPECTUS AND PAGE 13 OF THE ADVISOR CLASS PROSPECTUS.

    DENISE TABACCO, Portfolio Manager, joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.

    JOHN F. WALSH, Portfolio Manager, joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. Prior to that he served as an Analyst at The Long-Term Credit Bank of Japan, Los Angeles, California.


THE DISCLOSURE SET FORTH BELOW REPLACES THE EIGHTH PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGEMENT" FOUND ON PAGE 18 OF THE INVESTOR CLASS PROSPECTUS.

    For the services provided to the fund, the manager receives an annual fee of 0.60% of the average net assets of the fund. Effective February 1, 1998, the manager voluntarily waived 0.10% of the management fee for the fund until May 31, 1998. On June 1, 1998, the annual unified management fee will revert to 0.60%.


THE DISCLOSURE SET FORTH BELOW REPLACES THE EIGHTH PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGEMENT" FOUND ON PAGE 13 OF THE ADVISOR CLASS PROSPECTUS.

    For the services provided to the fund, the manager receives an annual fee of 0.35% of the average net assets of the fund. Effective February 1, 1998, the manager voluntarily waived 0.10% of the management fee for the fund until May 31, 1998. On June 1, 1998, the annual unified management fee will revert to 0.35%.


THE FOLLOWING DISCLOSURE IS ADDED FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES" FOUND ON PAGE 18 OF THE INVESTOR CLASS PROSPECTUS AND PAGE 13 OF THE ADVISOR CLASS PROSPECTUS.

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


THE FOLLOWING DISCLOSURE REPLACES THE PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 19 OF THE INVESTOR CLASS PROSPECTUS AND PAGE 13 OF THE ADVISOR CLASS PROSPECTUS.

    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the fund are paid by the manager.

                                                         [american century logo]
                                                                 American
                                                              Century(reg.sm)


                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-11581 9802